CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands, $ in Millions	Attributable to equity holders of the parent CLP ($)	Paid-in capital CLP ($)	Other reserves CLP ($)	Reserves from earnings CLP ($)	Unrealized gains (losses) on available for sale instruments CLP ($)	Cumulative translation adjustment CLP ($)	Cash flows hedge adjustment CLP ($)	Retained earnings from previous periods CLP ($)	Income for the year CLP ($)	Provision for minimum dividends CLP ($)	Non-controlling interest CLP ($)	USD ($)	CLP ($)
Equity at beginning of period at Dec. 31, 2014	$ 2,910,973	$ 1,944,920	$ 98,870	$ 332,606	$ 40,929	$ 57	$ 10,086	$ 65,311	$ 595,518	$ (177,324)	$ 2		$ 2,910,975
Capitalization of retained earnings		96,253							(96,253)
Retention (release) earnings				131,820					(131,820)
Defined benefit plans adjustment	(24)		(24)										(24)
Capital increase investment in other companies	(1)		(1)										(1)
Dividends distributions and paid	(190,121)								(367,445)	177,324	(1)		(190,122)
Cumulative translation adjustment	2					2							2
Valuation adjustment on available-for-sale instruments (net)	4,886				4,886								4,886
Cash flow hedge adjustment, net	7,728						7,728						7,728
Income for the year	609,903								609,903		2		609,905
Equity adjustment investment in other companies	(325)							(325)					(325)
Provision for minimum dividends	(167,699)									(167,699)			(167,699)
Equity at end of period at Dec. 31, 2015	3,175,322	2,041,173	98,845	464,426	45,815	59	17,814	64,986	609,903	(167,699)	3		3,175,325
Other comprehensive income													63,688
Capitalization of retained earnings		96,874							(96,874)
Retention (release) earnings				146,375					(146,375)
Defined benefit plans adjustment	124		124										124
Capital increase investment in other companies	1		1										1
Dividends distributions and paid	(198,955)								(366,654)	167,699	(2)		(198,957)
Cumulative translation adjustment	(59)					$ (59)							(59)
Valuation adjustment on available-for-sale instruments (net)	(39,770)				(39,770)								(39,770)
Cash flow hedge adjustment, net	(38,366)						(38,366)						(38,366)
Income for the year	575,051								575,051				575,051
Provision for minimum dividends	(165,675)									(165,675)			(165,675)
Equity at end of period at Dec. 31, 2016	3,307,673	2,138,047	98,970	610,801	6,045		(20,552)	64,986	575,051	(165,675)	1		3,307,674
Other comprehensive income													(14,507)
Capitalization of retained earnings		133,354							(133,354)
Retention (release) earnings				99,663					(99,663)
Defined benefit plans adjustment	123		123										123
Dividends distributions and paid	(176,359)								(342,034)	165,675	(1)		(176,360)
Cumulative translation adjustment													59
Valuation adjustment on available-for-sale instruments (net)	3,476				3,476								3,476
Cash flow hedge adjustment, net	11,158						11,158						11,158
Income for the year	572,080								572,080		1	$ 929,563	572,081
Provision for minimum dividends	(172,804)									(172,804)			(172,804)
Equity at end of period at Dec. 31, 2017	$ 3,545,347	$ 2,271,401	$ 99,093	$ 710,464	$ 9,521		$ (9,394)	$ 64,986	$ 572,080	$ (172,804)	$ 1	5,760,765	3,545,348
Other comprehensive income												$ 206	$ 127